Note 5 - Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share Abstract
Profit (Loss) From Continuing Operations Attributable To Ordinary Equity Holders Of Parent Company		€ 5,324	€ 3,519	€ 3,475
Adjustment Additional Tier 1 Securities	[1]	(313)	(301)	(260)
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity Including Dilutive Effects		5,011	3,218	3,215
Profit from discontinued operations net (Income Statement)		€ 0	€ 0	€ 0
Weighted Average Shares	[2]	6,668	6,642	6,468
Weighted Average Shares X Corrective Factor	[3]	€ 6,668	€ 6,642	€ 6,592
AdjustedWeightedAverageShares		6,636	6,642	6,592
Adjusted Weighted Average Shares Diluted EPS		€ 6,636	€ 6,642	€ 6,592
Basic Earnings Loss Per Share	[4]	€ 0.76	€ 0.48	€ 0.49
Basic Earnings Loss Per Share From Continuing Operations		0.76	0.48	0.49
Diluted Earnings Loss Per Share From Continuing Operations		0.76	0.48	0.49
Basic Earnings Loss Per Share From Discontinued Operations		0	0	0
Diluted Earnings Loss Per Share From Discontinued Operations		€ 0	€ 0	€ 0

[1]	(1) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).
[2]	(2) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the period.
[3]	(3) Corrective factor, due to the capital increase with pre-emptive subscription right, applied for the previous years.
[4]

(*) As of December 31, 2018 the weighted average number of shares outstanding was 6,668 million (6,642 and 6,468 million as of December 31 , 2017 and 2016, respectively) and the adjustment of additional Tier 1 securities amounted to €313 million (€301 and €260 million as of December 31, 2017 and 2016, respectively).